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                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                     CG VARIABLE ANNUITY SEPARATE ACCOUNT II
              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS



                             May 30, 1997 Supplement
                                       to
                             May 1, 1997 Prospectus



Effective with respect to Contracts issued on and after May 1, 1997, the Optional Death Benefit, Option A - Premium Payments Made, Less Partial Withdrawals, will be provided without additional charge.